Income Taxes (Details 2) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 27,839,703	$ 26,451,449
Net operating loss carryforwards - foreign	120,451	127,578
Excess of tax basis over book value of property and equipment	13,933	20,158
Excess of tax basis over book value of intangible assets	447,626	443,597
Stock-based compensation	2,038,638	1,834,172
Accrued employee compensation	24,030	90,442
Captialized equity costs	75,471	75,471
Inventory reserve	28,777	35,156
Gross deferred tax assets	30,588,629	29,078,023
Valuation allowance	(30,588,629)	(29,078,023)
Net deferred tax assets	$ 0	$ 0